Income Tax - Schedule of Net Profit (Loss) Before the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Profit (Loss) Before the Provision for Income Taxes [Abstract]
Israel	$ (8,521)	$ (15,492)	$ (13,658)
Foreign		(55)	(875)
Total	$ (8,521)	$ (15,547)	$ (14,533)